real estate joint ventures and investments in associates - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss)	$ 220	$ 144	$ 446	$ 355
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss)	(1)	(1)	(2)	(2)
Items not affecting currently reported cash flows
Our real estate contributed	38		114
Deferred gain on our remaining interest in our real estate contributed	(19)		(51)
Cash flows in the current reporting period
Funds we advanced or contributed, excluding construction credit facilities	3	1	6	2
Real estate joint ventures carrying amounts
Balance, beginning of period	96	(8)	50	(8)
Balance, end of period	117	(8)	117	(8)
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us	1	2	3	4
Cash flows in the current reporting period
Financing costs paid to us	(1)	(2)	(3)	(4)
Real estate joint ventures carrying amounts
Balance, beginning of period	94	114	94	114
Balance, end of period	94	114	94	114
TELUS Sky real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Sky office tenancy	$ 2	$ 2	$ 4	$ 4